SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Balance, Beginning		$ 2,817,741	$ 664,363	$ 664,363
Change in the fair value of warrants	15,867	(3,799,977)	26,440	(1,606,378)	(1,590,511)	(5,390,488)
Balance, Ending	664,363	6,232,553		2,817,741	2,817,741	6,232,553
Fair Value, Inputs, Level 3 [Member]
Balance, Beginning	0		664,363	664,363	0	0
Fair Value Of Warrants To Investors And Service Provider	680,230			547,000
Change in the fair value of warrants	(15,867)			1,606,378
Balance, Ending	$ 664,363			$ 2,817,741	$ 2,817,741